Related party transactions (Narrative) (Details) - USD ($) $ in Thousands			12 Months Ended
	Nov. 11, 2021	Nov. 01, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Total lease revenue			$ 4,412,003	$ 4,321,006	$ 4,682,266
Share repurchase			35,406	$ 117,302	$ 607,343
General Electric
Related Party Transaction [Line Items]
Total lease revenue			22,000
Purchases from related party			1,000
Accounts payable, related parties			6,000
Accounts receivable, related parties			66,000
SES
Related Party Transaction [Line Items]
Total lease revenue			$ 12,000
Officer
Related Party Transaction [Line Items]
Treasury stock acquired (in shares)			624,000
Share repurchase			$ 35,400
AerCap Holdings N.V. | General Electric
Related Party Transaction [Line Items]
Ownership percentage by GE (in percentage)		46.00%
SES
Related Party Transaction [Line Items]
Ownership (in percentage)			50.00%
Ordinary share capital
Related Party Transaction [Line Items]
GECAS Transaction, stock issued during period (in shares)			111,500,000
GE Capital Aviation Services
Related Party Transaction [Line Items]
Percentage of voting interests acquired		100.00%
Cash consideration		$ 22,583,992
Consideration transferred in GE Capital Aviation Services acquisition		$ 1,000,000
GE Capital Aviation Services | Ordinary share capital
Related Party Transaction [Line Items]
GECAS Transaction, stock issued during period (in shares)	111,500,000	111,500,000